Business acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, plant and equipment
Preliminary Fair Values Of The Net Assets Acquired And Liabilities
Cash	$1,231,250
Accrued expenses	18,750
Contingent consideration liability, net of $72,748 of contingent consideration asset	6,827
Common Stock (5,201,863 Shares)	17,530,278
Total consideration	$18,787,105

Fair values of identifiable net assets and liabilities:
Assets
Cash	$104,485
Deposits, prepaids and other current assets, net	(11,167)
Operating lease right-of-use asset	2,016,700
Non-current assets	390,625
Total assets	2,500,643
Liabilities
Accrued liabilities	27,407
Deferred revenue	166,984
Operating lease liability	2,016,700
Total liabilities	2,211,091

Total fair value of identifiable net assets and liabilities	289,552

Goodwill (consideration given minus fair value of identifiable net assets and liabilities)	$18,497,553
	Preliminary Estimate	Measurement Period Adjustments (1)	Revised and Final
Identifiable intangible asset	$-	$11,924,617	$11,924,617
Tangible assets acquired (net of tangible liabilities assumed)	6,380,152	(497,339)	5,882,813
Goodwill	13,418,172	(8,400,490)	5,017,682
Deferred Tax for Identifiable intangible asset	-	(3,026,788)	(3,026,788)
Total	$19,798,324	$-	$19,798,324

Consideration
60,000,000 shares of common stock, valued at $0.47 per share, issued to the sellers	$28,200,000
Total consideration	$28,200,000

Fair values of identifiable net assets and liabilities:
Assets
Cash	$92,035
Equipment	1,145,854
Deposit	250
Total assets	1,238,139
Liabilities
Notes payable	365,000
Total fair value of identifiable net assets and liabilities	$873,139

Initial goodwill (consideration given minus fair value of identifiable net assets and liabilities)	$27,326,861
Consideration
Cash	$892,000
Total consideration	$892,000

Fair values of identifiable net assets and liabilities:
Assets
Cash	$13,097,577
Accounts receivable	38,801,052
Prepaids	202,854
Other current assets	376,606
Fixed assets	508,371
Other assets	12,907,636
Total assets	65,894,096

Liabilities
Accounts payable	51,521,208
Accrued liabilities	1,108,397
Other liabilities	12,921,620
Total liabilities	65,551,225

Total fair value of identifiable net assets and liabilities	$342,871

Goodwill (consideration given minus fair value of identifiable net assets and liabilities)	$549,129

Consideration

Cash	$12,948,324
Series B Preferred Stock (2,395,105 Shares)	6,850,000
Total consideration	$19,798,324

Fair values of identifiable net assets and liabilities:
Assets
Cash	$458
Accounts receivable	6,491,734
Inventory	170,785
Deposits & Prepaids	512,285
Other current assets	2,288,715
Accrued revenue	1,620,139
Capital lease	229,253
Operating lease	603,284
Fixed assets	680,119
Total assets	12,596,772

Liabilities
Accounts payable	2,638,234
Accrued liabilities	1,013,906
Capital lease liability	175,993
Operating lease liability	603,284
Line of credit	1,785,203
Total liabilities	6,216,620

Total fair value of identifiable net assets and liabilities	$6,380,152

Goodwill (consideration given minus fair value of identifiable net assets and liabilities)	$13,418,172
Consideration
Cash	$13,500,000
Common stock (1,285,714 Shares)	4,538,570
Total consideration	$18,038,570

Fair values of identifiable net assets and liabilities:
Assets
Cash	$3,067,515
Accounts receivable	7,033,511
Deposits, prepaids and other current assets, net	92,816
Investment in marketable securities	2,279,978
Cost in excess of billings	969,909
Property, plant and equipment, net	104,573
Right-of-use asset	1,071,437
Total assets	14,619,739
Liabilities
Accounts payable	1,305,663
Accrued liabilities	1,662,791
Deferred revenue	2,271,122
Lease Liability, Non-Current	1,071,437
Notes payable, net of discount	2,000,000
Total liabilities	8,311,013

Total fair value of identifiable net assets and liabilities	$6,308,726

Goodwill (consideration given minus fair value of identifiable net assets and liabilities)	$11,729,844